Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash and other movements within operating activities
Net cash inflow from operating activities	$ 5,963	$ 4,799	$ 2,969
Changes on fair value of put option (Acerta Pharma)			172
Share-based payments charge for the period	615	277	259
Settlement of share plan awards	(570)	(349)	(323)
Pension contributions	(174)	(172)	(175)
Pension charges recorded in operating profit	136	84	59
Long-term provision charges recorded in operating profit	270	66	506
Non-cash intangible additions		(120)
Foreign exchange and other	(182)	(62)	(120)
Total operating activities non-cash and other movements	$ 95	$ (276)	$ 378